Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Schedule of fair value assumptions
	2024 Grant	2023 Grant
Valuation assumptions:
Dividend yield	-	-
Expected volatility	55%	39%-48%
Risk-free interest rate	3.5%	2%-4%
Expected life (years) *	4.0	4.0
Vesting period (years)	1.0	1.0

*Expected life for the periods presented was determined according to the simplified method. The Company determined that the simplified method is appropriate due to substantial changes in vesting periods of options granted which cause existing historical experience to be irrelevant to expectations for current grants.

Schedule of stock option activity
	Year Ended December 31,
	2024		2023		2022
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	26,097	22.99	21,318	12.96	22,102	12.66
Granted	4,905	81.28	16,224	31.5	-	-
Forfeited and cancelled	-	-	-	-	-	-
Exercised	(8,447)	4.38	(11,445)	16.41	(784)	4.38

Outstanding at year end	22,555	42.64	26,097	22.99	21,318	12.96

Exercisable at year end	17,650	31.90	22,577	16.78	21,318	12.96

Schedule of options outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)
Outstanding and exercisable as of December 31, 2024	22,555	42.64	6.23	863

Schedule of information about non-vested options
		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2024	3,520	28.4
Granted	4,905	33.13
Vested	(3,520)	28.4

Balance at December 31, 2024	4,905	33.13

Schedule of restricted share unit activity
	RSUs	Weighted average grant date value
Balance at January 1, 2024	1,135,351	$29.27
Granted	189,968	$83.83
Vested	(528,899)	$27.16
Forfeited	(19,070)	$36.77

Balance at December 31, 2024	777,350	$43.97